Revenue and Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Dec. 29, 2022 USD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		$ 55,957,265	$ 49,987,374	$ 38,916,267
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		42,249,686	38,764,296	32,527,895
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		7,888,246	7,329,544	7,203,781
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		4,225,879	3,803,246	3,148,872
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		1,767,169	1,653,215	2,309,902
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		12,323,769	12,676,699	10,397,470
Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales		29,580,323	$ 26,128,937	$ 23,186,338
LNG Purchase And Sale Agreement [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Agreement price	$ 520
Exchange rate hedge [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Reserve of cash flow hedges		$ 620,163,696